Shareholder Report, Holdings (Details)	Jun. 30, 2026
Paradigm Value Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	44.00%
Paradigm Value Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	24.50%
Paradigm Value Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	14.10%
Paradigm Value Fund | Financials
Holdings [Line Items]
Percent of Total Investments	4.80%
Paradigm Value Fund | Materials
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Value Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%
Paradigm Value Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	2.70%
Paradigm Value Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
Paradigm Value Fund | Kulicke & Soffa Industries Inc.
Holdings [Line Items]
Percent of Total Investments	9.70%
Paradigm Value Fund | A10 Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	6.30%
Paradigm Value Fund | TD SYNNEX Corporation
Holdings [Line Items]
Percent of Total Investments	5.20%
Paradigm Value Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	4.70%
Paradigm Value Fund | Veeco Instruments Inc.
Holdings [Line Items]
Percent of Total Investments	4.10%
Paradigm Value Fund | Sensient Technologies Corporation
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Value Fund | Insight Enterprises, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Value Fund | Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Value Fund | Addus HomeCare Corporation
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Value Fund | QuidelOrtho Corporation
Holdings [Line Items]
Percent of Total Investments	3.20%
Paradigm Select Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	40.20%
Paradigm Select Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	21.90%
Paradigm Select Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	23.20%
Paradigm Select Fund | Financials
Holdings [Line Items]
Percent of Total Investments	0.50%
Paradigm Select Fund | Materials
Holdings [Line Items]
Percent of Total Investments	2.90%
Paradigm Select Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
Paradigm Select Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	4.10%
Paradigm Select Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
Paradigm Select Fund | Kulicke & Soffa Industries Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
Paradigm Select Fund | EMCOR Group Inc.
Holdings [Line Items]
Percent of Total Investments	5.10%
Paradigm Select Fund | Lumentum Holdings Inc.
Holdings [Line Items]
Percent of Total Investments	8.40%
Paradigm Select Fund | Marvell Technology, Inc.
Holdings [Line Items]
Percent of Total Investments	8.20%
Paradigm Select Fund | Teradyne, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
Paradigm Select Fund | Natera, Inc.
Holdings [Line Items]
Percent of Total Investments	6.40%
Paradigm Select Fund | Goldman Sachs Financial Square Government Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	5.50%
Paradigm Select Fund | Globus Medical, Inc. - Class A
Holdings [Line Items]
Percent of Total Investments	4.30%
Paradigm Select Fund | Revvity, Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
Paradigm Select Fund | Carpenter Technology Corporation
Holdings [Line Items]
Percent of Total Investments	3.80%
Paradigm Micro-Cap Fund | Information Technology
Holdings [Line Items]
Percent of Total Investments	33.10%
Paradigm Micro-Cap Fund | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%
Paradigm Micro-Cap Fund | Industrials
Holdings [Line Items]
Percent of Total Investments	17.10%
Paradigm Micro-Cap Fund | Materials
Holdings [Line Items]
Percent of Total Investments	0.40%
Paradigm Micro-Cap Fund | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
Paradigm Micro-Cap Fund | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.80%
Paradigm Micro-Cap Fund | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.10%
Paradigm Micro-Cap Fund | Contingent Value Rights
Holdings [Line Items]
Percent of Total Investments	0.10%
Paradigm Micro-Cap Fund | A10 Networks, Inc.
Holdings [Line Items]
Percent of Total Investments	3.90%
Paradigm Micro-Cap Fund | Veeco Instruments Inc.
Holdings [Line Items]
Percent of Total Investments	4.20%
Paradigm Micro-Cap Fund | Goldman Sachs FS Government Fund Institutional Class
Holdings [Line Items]
Percent of Total Investments	6.30%
Paradigm Micro-Cap Fund | QuidelOrtho Corporation
Holdings [Line Items]
Percent of Total Investments	5.00%
Paradigm Micro-Cap Fund | Modine Manufacturing Company
Holdings [Line Items]
Percent of Total Investments	11.70%
Paradigm Micro-Cap Fund | Onto Innovation Inc.
Holdings [Line Items]
Percent of Total Investments	8.30%
Paradigm Micro-Cap Fund | Integra LifeSciences Holdings Corporation
Holdings [Line Items]
Percent of Total Investments	4.00%
Paradigm Micro-Cap Fund | The Pennant Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.70%
Paradigm Micro-Cap Fund | The Ensign Group, Inc.
Holdings [Line Items]
Percent of Total Investments	3.50%
Paradigm Micro-Cap Fund | Build-A-Bear Workshop, Inc.
Holdings [Line Items]
Percent of Total Investments	3.40%